Interest, advances, promissory notes payable and loan payable (Tables)	12 Months Ended
Dec. 31, 2023
Interest Advances Promissory Notes Payable And Loan Payable
Schedule of activity of promissory notes payable to related parties

 Schedule of activity of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2021	$3,041,966
Promissory notes received	405,350
Repayment of promissory notes	(405,350)
Transferred from promissory notes payable pursuant to private transaction	50,000
Balance, December 31, 2022 and December 31, 2023	$3,091,966

Schedule of activity of promissory notes payable to related party

Schedule of activity of promissory notes payable to related party

Promissory Notes Payable to Related Parties	December 31, 2023	December 31, 2022
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,525,000
Total Promissory Notes Payable to Related Parties	$3,091,966	$3,091,966

Summary of activities of promissory notes payable

 Summary of activities of promissory notes payable

Promissory Notes Payable	Carrying Value
Balance, December 31, 2021	$2,213,368
Promissory notes received	244,358
Repayment of promissory notes	(244,358)
Transferred to promissory notes payable pursuant to private transaction	(50,000)
Balance, December 31, 2022 and December 31, 2023	$2,163,368

Summary of the promissory notes payable

Summary of the promissory notes payable

Promissory Notes Payable	December 31, 2023	December 31, 2022
Unsecured promissory notes payable, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912
Total Promissory Notes Payable	$2,163,368	$2,163,368

Summary of interest payable activity

Summary of interest payable activity

Interest Payable	Carrying Value
Balance, December 31, 2021	$4,110,647
Interest incurred on promissory notes payable	542,834
Transferred from lines of credit interest	9,250
Balance, December 31, 2022	4,662,731
Interest incurred on promissory notes payable	531,418
Interest payable retired through issuance of shares	(24,000)
Balance, December 31, 2023	$5,170,149

Schedule of Interest payable is due to related

 Schedule of Interest payable is due to related

Interest Payable	December 31, 2023	December 31, 2022
Interest payable to related parties	$1,848,079	$1,534,006
Interest payable	3,322,070	3,128,725
	$5,170,149	$4,662,731

Summary of loan payable activity

Summary of loan payable activity

Loan Payable	Carrying Value
Balance, December 31, 2021	$—
Loan proceeds received (SGD$2,500,000)	1,779,250
Proceeds allocated to additional paid-in capital as benefit	(113,912)
Accreted interest on loan	23,315
Borrowing cost (recorded in interest expense)	72,834
Foreign exchange adjustment	81,495
Balance, December 31, 2022	1,842,982
Accreted interest on loan	48,020
Borrowing cost (recorded in interest expense)	150,010
Accrued interest (recorded in interest expense)	111,676
Foreign exchange adjustment	35,827
Balance, December 31, 2023	$2,188,515

Summary of incurred interest expense

 Summary of incurred interest expense

Year Ended December 31,	2023	2022	2021
Interest expense incurred related to the:
● lines of credit payable, as shown in note 5;	1,644,027	1,596,667	1,402,187
● promissory notes (notes 4(a), 4(b) and 4(c));	531,418	542,834	527,336
● borrowing costs on loan payable to KWC (notes 4(d) and 8);	150,010	72,834	—
● accrued interest on loan payable to KWC (notes 4(d) and 8);	111,676	—	—
● accreted interest on loan payable to KWC (notes 4(d) and 8);	48,020	23,315	—
● calculation of imputed interest on promissory notes payable, which had no stated interest rate;	34,431	104,494	112,339
● other items;	1,961	5,351	1,346
● grant of options as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 7 and 8); and	$—	$4,004,906	$—
● modification of options held by the CEO and the VP of the Company that were granted in connection with financing provided to the Company (notes 7 and 8)	—	—	3,425,120
Total interest expenses	$2,521,543	$6,350,401	$5,468,328